CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,684,342	$ 421,232	¥ 391,310
Restricted cash	47,362	7,432	4,494
Short-term investments			62,386
Accounts receivable, net	367	58	7,128
Inventories	812,363	127,477	225,522
Prepayments and other current assets	1,729,027	271,323	316,366
Total current assets	5,273,461	827,522	1,007,206
Non-current assets:
Cryptocurrency	20,310	3,187
Property, equipment and software	185,566	29,119	12,193
Right-of-use assets, net	30,920	4,852	14,422
Deferred tax assets	99,044	15,542
Other non-current assets	2,956	464	2,530
Non-current financial investment	20,000	3,138	25
Total non-current assets	358,796	56,302	29,170
Total assets	5,632,257	883,824	1,036,376
Current liabilities:
Short-term debts			34,754
Accounts payable	143,441	22,509	37,407
Notes payable			13,963
Contract liabilities	1,340,731	210,390	430,388
Income tax payable	148,719	23,337
Accrued liabilities and other current liabilities	437,394	68,637	63,343
Lease liabilities, current	14,819	2,325	12,621
Total current liabilities	2,085,104	327,198	592,476
Non-current liabilities:
Lease liabilities, non-current	16,292	2,557	3,322
Other non-current liabilities	5,824	914	8,020
Warrant liability	66,347	10,411
Total liabilities	2,173,567	341,080	603,818
Contingencies (Note 19)
Shareholders' equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,372,222,222 shares issued and 2,328,326,132 shares outstanding as of December 31, 2020, and 2,804,138,492 shares issued and 2,577,386,552 shares outstanding as of December 31, 2021, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks (US$0.00000005 par value; 43,896,090 and 226,751,940 shares as of December 31, 2020 and 2021, respectively)	(231,281)	(36,293)	(23,915)
Additional paid-in capital	2,891,134	453,682	1,634,619
Statutory reserves	97,420	15,287	97,307
Accumulated other comprehensive loss	(101,925)	(15,994)	(79,780)
Retained earnings (accumulated deficit)	803,342	126,062	(1,195,673)
Total shareholders' equity	3,458,690	542,744	432,558
Total liabilities and shareholders' equity	¥ 5,632,257	$ 883,824	¥ 1,036,376